N-2 - USD ($)		Apr. 01, 2026	Mar. 27, 2026	Oct. 31, 2025
Cover [Abstract]
Entity Central Index Key		0001362481
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		abrdn Global Dynamic Dividend Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common Shareholder transaction expenses
Sales load (as a percentage of offering price)(1)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price)(2)	0.34%
Dividend Reinvestment and Optional Cash Purchase Plan fees (per share for open-market purchases of Common Shares)(3)
Fee for Open Market Purchases of Common Shares	$0.02 (per share)
Fee for Optional Shares Purchases	$5.00 (max)
Sales of Shares Held in a Dividend Reinvestment Account	$0.12 (per share) and $25.00 (max)

(1)   Represents the estimated commission with respect to the Common Shares being sold in this offering.

(2)   Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.

(3)   Shareholders who participate in the Fund’s Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”) may be subject to fees on certain transactions. The Plan Agent's (as defined under “Dividend Reinvestment and Optional Cash Purchase Plan” in the accompanying Prospectus) fees for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay. For more details about the Plan, see “Dividend Reinvestment and Optional Cash Purchase Plan” in the accompanying Prospectus.

Sales Load [Percent]	[1]	1.00%
Underwriters Compensation [Percent]	[2]	0.34%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to
Common Shares)(4)
Advisory fee(5)	1.00%
Interest expenses on bank borrowings(6)	0.07%
Other expenses	0.20%
Total annual expenses	1.27%

(4)   Based upon average net assets attributable to our Common Shares during the fiscal year ended October 31, 2025, after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 8,102,834 Common Shares at an offering price of $10.48 (the last reported sale price per Common Share on the NYSE as of March 27, 2026).   The price per Common Share may be greater or less than the price assumed herein, depending on the market price of the Common Shares at the time of any sale. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of Common Shares actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.

(5)   The Adviser receives an annual investment advisory fee of 1.00% based on the Fund’s average daily net assets, computed daily and payable monthly.

(6)  The percentage in the table is based on average total borrowings of $5,025,548 (the balance outstanding under the Fund’s secured, uncommitted line of credit with BNP Paribas Prime Brokerage International Ltd. as of October 31, 2025, representing approximately 1.70% of the Fund’s total assets, which includes the assets purchased through leverage) and an average interest rate during the fiscal year ended October 31, 2025, of 5.32%.   There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund’s use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.

Management Fees [Percent]	[3],[4]	1.00%
Interest Expenses on Borrowings [Percent]	[3],[5]	0.07%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3]	0.20%
Total Annual Expenses [Percent]	[3]	1.27%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses you would pay on a $1,000 investment in Common Shares assuming a 5% annual portfolio total return.*

1 Year	3 Years	5 Years	10 Years
$13	$40	$70	$153

* The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, and (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreement.”

Expense Example, Year 01	[6]	$ 13
Expense Example, Years 1 to 3	[6]	40
Expense Example, Years 1 to 5	[6]	70
Expense Example, Years 1 to 10	[6]	$ 153
Purpose of Fee Table , Note [Text Block]		The purpose of the table above and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives. The Fund’s primary investment objective is to seek high current dividend income, more than 50% of which qualifies for the reduced federal income tax rate, as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective. The Fund’s investment objectives and some of its investment policies are considered fundamental policies and may not be changed without shareholder approval.

Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of domestic and foreign corporations that pay dividends. The Board of Trustees may change this 80% policy on not less than 60 days’ notice to shareholders. Under normal circumstances, the Fund expects to invest in securities of issuers located in the United States and in approximately 10 to 30 foreign countries.

The Fund may borrow for investment purposes. The Adviser currently intends to limit leverage through borrowing to 10% of the Fund’s total assets (calculated at the time of borrowing) and to borrow for investment purposes only when the Adviser believes that the potential return on additional investments acquired with the proceeds of leverage is likely to exceed the costs incurred in connection with the borrowings.

See “Investment Objectives and Policies” and “Leverage” in the accompanying Prospectus and “Investment Restrictions” in the Statement of Additional Information, dated October 30, 2025. There is no assurance that the Fund’s leveraging strategy will be successful. Leverage involves special risks. See “Investment Objectives and Policies — Use of Leverage and Related Risks” in the accompanying Prospectus.

Share Price			$ 10.48
NAV Per Share			$ 11.09
Latest Premium (Discount) to NAV [Percent]			(5.50%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]				Common Shares
Outstanding Security, Held [Shares]				24,882,142
Fee For Open Market Purchases Of Common Shares [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[7]	$ 0.02
Fee For Optional Shares Purchases [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[7]	5
Sales Of Shares Held In Dividend Reinvestment Account [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[7]	0.12
Other Annual Expenses [Abstract]
Other Transaction Fees Basis, Maximum	[7]	$ 25

[1]	Represents the estimated commission with respect to the Common Shares being sold in this offering.
[2]	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
[3]	Based upon average net assets attributable to our Common Shares during the fiscal year ended October 31, 2025, after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 8,102,834 Common Shares at an offering price of $10.48 (the last reported sale price per Common Share on the NYSE as of March 27, 2026). The price per Common Share may be greater or less than the price assumed herein, depending on the market price of the Common Shares at the time of any sale. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of Common Shares actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.
[4]	The Adviser receives an annual investment advisory fee of 1.00% based on the Fund’s average daily net assets, computed daily and payable monthly.
[5]	The percentage in the table is based on average total borrowings of $5,025,548 (the balance outstanding under the Fund’s secured, uncommitted line of credit with BNP Paribas Prime Brokerage International Ltd. as of October 31, 2025, representing approximately 1.70% of the Fund’s total assets, which includes the assets purchased through leverage) and an average interest rate during the fiscal year ended October 31, 2025, of 5.32%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund’s use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.
[6]	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, and (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreement.”
[7]	Shareholders who participate in the Fund’s Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”) may be subject to fees on certain transactions. The Plan Agent's (as defined under “Dividend Reinvestment and Optional Cash Purchase Plan” in the accompanying Prospectus) fees for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay. For more details about the Plan, see “Dividend Reinvestment and Optional Cash Purchase Plan” in the accompanying Prospectus.